Financial risk management - Schedule of currency risk (Details)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Financial risk management
Receivables	$ 80,825			$ 415,301
Vendor deposits	57,338			20,859
Accounts payable and accrued liabilities	$ (4,657,448)			$ (4,941,326)
Currency risk
Financial risk management
Cash		$ 9,695,348	$ 529,628		$ 1,088,930	$ 152,806
Receivables		47,275	2,036		263,447
Vendor deposits		134,503			357,880
Accounts payable and accrued liabilities		(1,331,795)	(2,009,171)		(2,075,685)	(1,409,432)
Total		$ 8,545,331	$ (1,477,507)		$ (365,428)	$ (1,256,626)